Stock Compensation Plans	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans

8. Stock Compensation Plans

2010 Equity Incentive Plan

The Company granted awards under the 2010 Plan until June 2014. The terms of the 2010 Plan provide for the grant of incentive stock options to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units and stock appreciation rights to the Company’s employees, directors and consultants, and the Company’s parent and subsidiary corporations’ employees and consultants. The compensation committee of the board of directors had the authority to approve the employees and other service providers to whom equity awards were granted and had the authority to determine the terms of each award, subject to the terms of the 2010 Plan, including (i) the number of shares of common stock subject to the award; (ii) when the award becomes exercisable; (iii) the option or stock appreciation right exercise price, which must be at least 100% of the fair market value of the common stock as of the date of grant; and (iv) the duration of the option or stock appreciation right (which may not exceed 10 years). Options granted under the 2010 Plan generally are scheduled to vest over four years, subject to continued service, and subject to certain acceleration of vesting provisions, and expire no later than 10 years from the date of grant. In connection with the adoption of the 2014 Equity Incentive Plan, the Company terminated the 2010 Plan for future use and provided that no further equity awards are to be granted under the 2010 Plan. All outstanding awards under the 2010 Plan will continue to be governed by their existing terms.

2014 Equity Incentive Plan

In July 2014, the Company’s board of directors adopted and the Company’s stockholders approved a 2014 Equity Incentive Plan (the 2014 Plan), and the 2014 Plan became effective August 11, 2014. The 2014 Plan permits the grant of incentive stock options to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company’s employees, directors and consultants and the Company’s parent and subsidiary corporations’ employees and consultants.

Upon adoption of the 2014 Plan, a total of 2,606,875 shares of common stock were reserved for issuance, including 386,875 shares of common stock previously available for issuance under the 2010 Plan. In addition, the shares to be reserved for issuance under the 2014 Plan will also include shares subject to stock options or similar awards granted under the 2010 Plan that expire or terminate without having been exercised in full and shares issued pursuant to awards granted under the Company’s 2010 Plan that are forfeited to or repurchased by the Company.

The number of shares available for issuance under the 2014 Plan will also include an annual increase on the first day of each fiscal year beginning in 2015, equal to the least of (i) 2,500,000 shares; (ii) 5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Company’s board of directors may determine.

The compensation committee of the board of directors has the authority to approve the employees and other service providers to whom equity awards are granted and to determine the terms of each award, subject to the terms of the 2014 Plan. The compensation committee may determine the number of shares subject to an award, except that the 2014 Plan provides certain limits on the number of awards that may be granted to non-employee members of the board of directors under the 2014 Plan in any fiscal year. Options and stock appreciation rights granted under the 2014 Plan must have a per share exercise price equal to at least 100% of the fair market value of a shares of the common stock as of the date of grant and may not expire later than 10 years from the date of grant.

As of December 31, 2013, 537,993 options were available for grant under the 2010 Plan. As of September 30, 2014, 2,602,675 options were available for grant under the 2014 Plan. The following table summarizes stock option activity for the year ended December 31, 2013 and for the nine months ended September 30, 2014 (in thousands except per share amounts and years):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2012	383	$2.75
Granted	862	$1.76
Exercised	(2)	$3.17
Forfeited	(7)	$2.71

Outstanding as of December 31, 2013	1,236	$2.06	9.2	$47
Granted	884	$5.47
Exercised	(61)	$2.51

Outstanding as of September 30, 2014	2,059	$3.51	8.9	$42,189

Options vested and expected to vest as of December 31, 2013	1,207	$2.06	9.2	$47

Options exercisable as of December 31, 2013	505	$2.46	8.4	$15

Options vested and expected to vest as of September 30, 2014	2,028	$3.46	9.0	$41,659

Options exercisable as of September 30, 2014	910	$3.38	7.4	$18,761

The following table summarizes certain information regarding stock options (in thousands, except per share data):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Weighted-average grant date fair value per share of options granted during the period	$0.79	$1.28	$—	$3.85
Fair value of options vested during the period	194	206	137	502
Cash received from options exercised during the period(1)	3	5	5	153
Intrinsic value of options exercised during the period	—	—	—	111

(1)	For the nine months ended September 30, 2014, cash received from options exercised during the period includes cash proceeds of $54,000 for shares which were early exercised and subject to repurchase as of September 30, 2014. The Company has reflected the early exercise liability within accrued expenses in the accompanying balance sheets.

2014 Employee Stock Purchase Plan

In July 2014, the Company’s board of directors adopted and the stockholders approved the Company’s 2014 Employee Stock Purchase Plan (the ESPP), which became effective upon adoption by the Company’s board of directors. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The offering periods generally start on the first trading day on or after June 1 and December 1 of each year and end on the first trading day on or before June 1 and December 1 approximately twenty-four months later, and will include six-month purchase periods. The administrator may, in its discretion, modify the terms of future offering periods. Due to the timing of our initial public offering, the first offering period started on August 12, 2014 and will end on June 1, 2016.

The ESPP initially authorized the issuance of 380,000 shares of the Company’s common stock pursuant to rights granted to employees for their payroll deductions. The number of shares available for issuance under the ESPP will also include an annual increase on the first day of each fiscal year beginning in 2015, equal to the least of (i) 800,000 shares; (ii) 1.5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Company’s board of directors may determine.

Through September 30, 2014, no shares of common stock have been issued pursuant to ESPP purchases.

Stock-Based Compensation Expense

The following are the weighted-average underlying assumptions used to determine the fair value of stock options granted to employees and non-employees using the Black-Scholes-Merton option pricing model:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013(1)	2014
			(unaudited)
Risk-free interest rate	1.0%	2.0%	—	1.9%
Expected dividend yield	0.0%	0.0%	—	0.0%
Expected volatility	92.2%	85.5%	—	82.3%
Expected term (in years)	6.1	6.1	—	6.1

(1)	The Company did not issue any stock options during the nine months ended September 30, 2013.

Risk-Free Interest Rate. The Company bases the risk-free interest rate assumption on observed interest rates appropriate for the expected term of the stock option grants.

Expected Dividend Yield. The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.

Expected Volatility. The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biopharmaceutical industry.

Expected Term. The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.

Forfeitures. The Company reduces stock-based compensation expense for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Total non-cash stock-based compensation expense recognized in the accompanying statements of operations is as follows (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Research and development	$78	$62	$40	$407
General and administrative	113	121	85	488

Total stock-based compensation	$191	$183	$125	$895

As of December 31, 2013, total compensation costs related to non-vested stock options not yet recognized is $1.3 million which is expected to be recognized over a remaining weighted-average vesting period of 3.3 years.

As of September 30, 2014, total compensation costs related to non-vested stock options not yet recognized is $3.9 million which is expected to be recognized over a remaining weighted-average vesting period of 3.5 years.